Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	$ 566,300
2016	498,200
2017	864,400
Total	1,928,900
Drillships building contracts
Unrecorded Unconditional Purchase Obligation [Line Items]
2015	566,300
2016	498,200
2017	864,400
Total	$ 1,928,900